Property and Equipment, Net (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Feb. 28, 2026	Dec. 31, 2025	Jun. 30, 2025	Jan. 31, 2024	Apr. 26, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 12,643,752	$ 4,778,459
Loans drawn down			$ 30,000,000
BIDV [Member]
Property and Equipment, Net [Line Items]
Loans drawn down		$ 16,097,864		$ 5,471,119	$ 1,361,334,000,000	$ 100,000,000	$ 90,000,000
Buildings [Member]
Property and Equipment, Net [Line Items]
Carrying value	16,641,605,000,000
Buildings [Member] | TOYO [Member]
Property and Equipment, Net [Line Items]
Carrying value				17,213,790
Machinery [Member]
Property and Equipment, Net [Line Items]
Carrying value	$ 28,631,472,000,000			$ 31,324,354